INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
Valuation allowance increased amount	$ 1,415,003
Federal [Member]
Net operating loss carry-forward	4,584,603
Bottom [Member]
Valuation allowance increased amount	317,982
Top [Member]
Valuation allowance increased amount	$ 1,732,985